Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
Property and equipment consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Office furniture and equipment	4,414	4,744	744
Computer equipment and servers	162,587	163,392	25,640
Leasehold improvements	100	5,451	855
Construction-in progress	2,840	85	13
Less: Accumulated depreciation and impairment	(96,419)	(111,493)	(17,495)

Total property and equipment, net	73,522	62,179	9,757